Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - Level 3 ₺ in Thousands	12 Months Ended
Dec. 31, 2023 TRY (₺)
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 2,727,971
Cash flow effect	(3,185,616)
Gains recognized in profit or loss	3,285,098
Inflation adjustments	(1,132,040)
Transfer to Level 2	₺ (1,695,413)